ORGANIZATION AND PRINCIPAL ACTIVITIES (Subsidiaries) (Details)	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2010 Ossen Jiujiang [Member] USD ($)	Dec. 31, 2010 Ossen Jiujiang [Member] CNY	Dec. 31, 2009 Ossen Jiujiang [Member] USD ($)	Dec. 31, 2009 Ossen Jiujiang [Member] CNY	Dec. 31, 2014 Ossen Innovation Group [Member] USD ($)	Dec. 31, 2014 Ossen Asia [Member] USD ($)	Dec. 31, 2007 Ossen Asia [Member] Ossen Jiujiang [Member] USD ($)	Apr. 13, 2005 Ossen Asia [Member] Ossen Jiujiang [Member]	Dec. 31, 2014 Ossen Materials [Member] CNY	Dec. 31, 2007 Ossen Materials [Member] Ossen Jiujiang [Member]	Dec. 31, 2014 Ossen Materials [Member] Ossen Jiujiang [Member]	Dec. 31, 2014 Topchina [Member] USD ($)	Dec. 31, 2007 Topchina [Member] Ossen Jiujiang [Member] USD ($)	Dec. 31, 2005 Topchina [Member] Ossen Jiujiang [Member]	Dec. 31, 2014 Topchina [Member] Ossen Jiujiang [Member]	Dec. 31, 2005 Ossen Shanghai [Member] USD ($)	Dec. 31, 2005 Ossen Shanghai [Member] Ossen Jiujiang [Member] USD ($)	Apr. 13, 2005 Ossen Shanghai [Member] Ossen Jiujiang [Member]
Entity Information [Line Items]
Ownership percentage									81.00%
Noncontrolling owners, ownership percentage									19.00%
Joint venture, ownership percentage								33.30%			20.46%				79.54%			66.70%
Payments to acquire assets																$ 2,900,000
Ownership percentage transferred							41.70%						66.70%				66.70%
Ownership percentage received										41.70%				66.70%
Consideration received							0						0				2,900,000
Paid-in capital	26,048,509	183,271,074	6,048,509	50,000,000					75,000,000
Increase to paid-in capital	$ 20,000,000	133,271,074